SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	161,500	161,500	199,000	62,500
Number exercisable	161,500	161,500
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.00	$ 1.00
Number outstanding	11,500	11,500
Weighted average remaining contractual life	4 months 24 days	8 months 12 days
Number exercisable	11,500	11,500
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.10	$ 1.10
Number outstanding	150,000	150,000
Weighted average remaining contractual life	5 years 4 months 24 days	5 years 8 months 12 days
Number exercisable	150,000	150,000